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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: _________________

    This Amendment (Check only one.):  [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Aquiline Capital Partners LLC
Address:  535 Madison Avenue, 24th Floor
          New York, NY 10022

Form 13F File Number: 28-12958

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey W. Greenberg
Title:  Managing Principal
Phone:  (212) 624-9500

Signature, Place, and Date of Signing:


/s/ Jeffrey W. Greenberg          New York, NY              August 2, 2012
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total:  $241,179 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number  Form 13F File Number  Name
------  --------------------  ---------------------
  1     28-12961              Jeffrey W. Greenberg

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                           FORM 13F INFORMATION TABLE
                         AQUILINE CAPITAL PARTNERS LLC
                        FOR QUARTER ENDED June 30, 2012

                                                                                              Voting Authority
                          Title of             Value    Shrs or  SH/ Put/ Investment  Other   ----------------
Name of Issuer             Class     CUSIP   (x $1000)  prn amt  PRN Call Discretion Managers Sole Shared None
------------------------- -------- --------- --------- --------- --- ---- ---------- -------- ---- ------ ----
BNC Bancorp               COM      05566T101 $  7,017    892,799 SH       SHARED-        1          X
                                                                           OTHER
Everbank Finl Corp        COM      29977G102 $ 33,784  3,108,010 SH       SHARED-        1          X
                                                                           OTHER
Validus Holdings Ltd.     COM SHS  G9319H102 $200,378  6,255,943 SH       SHARED-        1          X
                                                                           OTHER